Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net Book Value	$ 149,022,023
Depreciation for the period	(5,111,289)	$ (5,325,634)
Capitalized expenses	79,442
Net Book Value	143,990,176
Vessels [Member]
Costs	185,368,915
Accumulated Depreciation	(36,346,892)
Net Book Value	149,022,023
Costs	185,448,357
Accumulated Depreciation	(41,458,181)
Net Book Value	$ 143,990,176